Retirement Plans - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Retirement Plans
Noncontributory benefit pension plans covering active employees	13.00%
Amortization of retirement benefits, net of tax	$ 6,700,000
United States Pension Plan of US Entity, Defined Benefit [Member]
Retirement Plans
Curtailment loss		651,000
Expected contribution to be made by CTS	400,000
Foreign Pension Plans [Member]
Retirement Plans
Expected contribution to be made by CTS	$ 4,600,000